SCHEDULE OF BORROWINGS (Details) (Parenthetical)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SEK (kr)	Dec. 30, 2025 USD ($)	Dec. 30, 2025 CNY (¥)
Short-Term Debt [Line Items]
Outstanding loan principal of long-term borrowing current		$ 3,586,427		$ 273,998
Debt issuance costs				4,209,692	$ 852,471
China Merchants Bank [Member] | Short Term Debt Issuance Date February 8, 2025 [Member]
Short-Term Debt [Line Items]
Loan		4,289,943				¥ 30,000,000
Wuhan Rural Commercial Bank [Member] | Short Term Debt Issuance Date March 25, 2025 [Member]
Short-Term Debt [Line Items]
Loan		1,429,981				10,000,000
Bank Of China [Member] | Short Term Debt Issuance Date October 28, 2025 [Member]
Short-Term Debt [Line Items]
Loan		1,429,981				10,000,000
Bank Of China [Member] | Short Term Debt Issuance Date February 28, 2025 [Member]
Short-Term Debt [Line Items]
Loan		428,995				3,000,000
Bank Of China [Member] | Long Term Debt Issuance One Date June 29, 2025 [Member]
Short-Term Debt [Line Items]
Loan		360,998				2,550,000
Outstanding loan principal of long-term borrowing current	[1]	7,292
China Zheshang Bank [Member] | Short Term Debt Issuance Date March 12, 2025 [Member]
Short-Term Debt [Line Items]
Loan		1,429,981				10,000,000
China Zheshang Bank [Member] | Short Term Debt Issuance Date June Ten Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Loan		714,990				5,000,000
SDP Bank [Member] | Short Term Debt Issuance Date December 4, 2025 [Member]
Short-Term Debt [Line Items]
Loan		1,429,981				10,000,000
Han Kou Bank [Member] | Short Term Debt Issuance Date October 14, 2025 [Member]
Short-Term Debt [Line Items]
Loan		1,429,981				10,000,000
Industrial Bank [Member] | Short Term Debt Issuance Date June Twenty Eight Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Loan		1,429,981				10,000,000
China CITIC Bank [Member] | Short Term Debt Issuance Date June Twenty Six Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Loan		1,429,981				10,000,000
China CITIC Bank [Member] | Short Term Debt Issuance One Date June 26 2025 [Member]
Short-Term Debt [Line Items]
Loan		857,989				6,000,000
SEB Bank [Member] | Short Term Debt Issuance Date August Twenty Seven Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Loan		861,731					kr 7,588,463
SEB Bank [Member] | Short Term Debt Issuance Date August Twenty Seven Two Thousand And Twenty Five [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Loan | kr							kr 8,000,000
China Everbright Bank [Member] | Short Term Debt Issuance Date March 25, 2025 [Member]
Short-Term Debt [Line Items]
Loan		714,990				5,000,000
Bank Of Beijing [Member] | Short Term Debt Issuance Date December 26, 2025 [Member]
Short-Term Debt [Line Items]
Loan		714,990				5,000,000
HuaXia Bank [Member] | Short Term Debt Issuance Date February 8, 2025 [Member]
Short-Term Debt [Line Items]
Loan		4,289,943				30,000,000
HuaXia Bank [Member] | Short Term Debt Issuance Date June Twenty Six Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Loan								$ 714,990	¥ 5,000,000
HuaXia Bank [Member] | Issuance Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Outstanding loan principal of long-term borrowing current		3,574,952				25,000,000
Debt issuance costs		10,118	¥ 70,755
Han Kou [Member] | Short Term Debt Issuance Date June Twenty Six Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Loan		693,541				4,850,000
Han Kou [Member] | Issuance Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Outstanding loan principal of long-term borrowing current		$ 14,300				¥ 100,000
Guarantee fee percentage		0.40%				0.40%	0.40%

[1]	The principal of the loan is RMB2,550,000 (approximately $360,998). The loan is guaranteed by Wuhan ESVF and Shenzhen VF.